Accounts and Notes Receivable - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 20, 2014	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts And Other Receivables [Line Items]
Bad debt expense		$ 75,000			$ 207,640
Note Receivable, Face Amount						$ 1,000,000
Note Receivable, Stated Interest Rate, Percentage						5.00%
Note Receivable, Maturity Date		Dec. 31, 2014				Dec. 10, 2018
Increase in notes receivable					40,000
Notes, Loans and Financing Receivable, Net, Current		$ 75,000				$ 115,000
Accrued interest paid	$ 6,424		$ 1,151	$ 2,872	2,834	$ 2,106	$ 4,975
Accounts Receivable [Member]
Accounts And Other Receivables [Line Items]
Bad debt expense					132,640
Notes Receivable [Member]
Accounts And Other Receivables [Line Items]
Bad debt expense					75,000
Scenario, Adjustment [Member]
Accounts And Other Receivables [Line Items]
Notes, Loans and Financing Receivable, Net, Current					$ 155,000